Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82



[Television commercial. Video of fencers sparring and having a conversation:] [Fencer one states:] My mutual funds are in bad shape these days.
[Fencer two states:] My fund's up for the year - not much, but hey, how many funds can even say that?
[Video supers and dissolves]
[Title slide reading:] CGM Realty Fund Managed by Ken Heebner
[Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] How's that possible in a market like this?
[Fencer two states:] My fund invests in homebuilders and real estate stocks - might be a good way to go.
[Fencer one states:] Just how good is this CGM Realty Fund?
[Video dissolves and a title slide supers and is held that reads:] CGM Realty Fund One-Year Total Return 3.5% (1/1/02-12/31/02)
[In smaller type below (with larger numbers):] 3.5%, 2.6% and 11.2% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 12/31/02 and from inception on 5/13/94 through 12/31/02. Current performance may be lower or higher.
[Fencer two states:] It's up three-and-a-half percent over the 12 months through December 31.
[Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] Maybe I should get into that.
[Fencer two states:] My point exactly.
[Video dissolves and the final slide supers; a line drawing of a fencer in a box with a black and white striped background (logo) appears; to the right of the logo is the following text:]
CGM Realty Fund 1-800-CGM-INFO [in large type and the following disclosure in smaller type:]
The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the since-inception period would be lower. This information represents past performance, which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell your shares. For current performance information through the most recent month-end and a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.

[Voice reads:] For a prospectus and current performance information through the most recent month-end, call 1-800-CGM-INFO.
[Commercial ends.]

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/3 of the ad is a photograph of residential buildings surrounding the foundations for new buildings. Below in black type on white background is the headline:] Considering The Unpredictability Of The Market, We Suggest Putting Your Money In The Ground.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] In today's unpredictable marketplace, the performance of real estate investments, including home-building stocks, may provide a strategic advantage.
CGM(R) Realty Fund combines the long-term capital appreciation potential of real estate investments with the convenience of a mutual fund. Managed by Ken Heebner, CGM Realty Fund can be a welcome addition to a diversified portfolio. Though the Fund is down since July 1, 2002,
[Right column] CGM Realty Fund returned 3.5%* for the twelve months ended 12/31/02. While no one can predict future performance, maybe you should consider investing now. Call now for a prospectus and current performance information through the most recent month-end.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM REALTY FUND
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA  02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0714
[Beneath the two columns in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]

*3.5%, 2.6% and 11.2% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 12/31/02 and from inception on 5/13/94 through 12/31/02. Current performance information may be lower or higher. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the since-inception period would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2003 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[In black type on white background is the headline:] If You're Looking For Performance, Consider A Fund Built on Solid Foundations.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] In today's unpredictable marketplace, the performance of real estate investments, including home-building stocks, may provide a strategic advantage.
CGM(R) Realty Fund combines the opportunity for long-term capital appreciation found in real estate investments with the convenience of a mutual fund.
Managed by Ken Heebner, CGM Realty Fund can be a welcome addition to a diversified portfolio.
[Right column] Though the Fund is down since July 1, 2002, CGM Realty Fund returned 3.5%* for the twelve months ended 12/31/02. While no one can predict future performance, maybe you should consider investing now. Call now for a prospectus and current performance information through the most recent month-end.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM REALTY FUND
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA  02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.] 1-800-598-0716
[Beneath the body of the ad running the full width is a photograph of a home being built]
[Beneath the photograph in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath, running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]

[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*3.5%, 2.6% and 11.2% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 12/31/02 and from inception on 5/13/94 through 12/31/02. Current performance may be lower or higher. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the since-inception period would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2003 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/3 of the ad is a photograph of a street of residences being constructed. Below in black type on white background is the headline:] If You Want To Strengthen Your Portfolio, Consider Using a Hammer And Nails.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] Real estate offers solid investment potential. And in today's unpredictable marketplace, real estate can add welcome strength to a diversified portfolio and provide an alternative to investments compromised by lower short-term rates.
Managed by Ken Heebner, CGM(R) Realty Fund offers the potential for long-term capital appreciation along with the long-term advantages of real estate.
Though the Fund is down since
[Right column] July 1, 2002, CGM Realty Fund returned 3.5%* for the twelve months ended 12/31/02. While no one can predict future performance, maybe you should consider investing now. Call now for a prospectus and current performance information through the most recent month-end.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM REALTY FUND
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA  02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0713
[Beneath the two columns in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]

[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*3.5%, 2.6% and 11.2% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 12/31/02 and from inception on 5/13/94 through 12/31/02. Current performance may be lower or higher. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the since-inception period would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2003 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/2 of the ad is a photograph of the Chateau Frontenac Hotel.]
[In black type on a light background is the headline:] Checking into some of the continent's finest hotels ...
[Below the photograph, centered, in black type, is the following text:] CGM(R) Realty Fund
[Below, printing in two columns, in smaller black type is the following text:] [Left column] In today's unpredictable marketplace, the performance of real estate investments, including hotel REITs, may provide a strategic advantage. CGM Realty Fund combines the long-term capital appreciation potential of real estate investments with the convenience of a mutual fund. Managed by Ken Heebner, CGM Realty Fund can be a welcome addition to a diversified portfolio. Though the Fund
[Right column] is down since July 1, 2002, CGM Realty Fund returned 3.5%* for the twelve months ended 12/31/02. While no one can predict future performance, maybe you should consider investing now. Call now for a prospectus and current performance information through the most recent month-end.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM Realty Fund
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA  02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0773
[Beneath the body of the ad in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath, running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]

[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*3.5%, 2.6% and 11.2% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 12/31/02 and from inception on 5/13/94 through 12/31/02. Current performance may be lower or higher. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the since-inception period would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2003 CGM